Share-Based Payments - Outstanding warrants (Details)	12 Months Ended
	Dec. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2018 kr / shares
Share-Based Payments
Average exercise price per warrant	kr 1	kr 1	kr 1
Warrants
Share-Based Payments
Number of warrants outstanding	2,228,076	1,932,156	1,674,324
Average exercise price per warrant	kr 1	kr 1	kr 1
Remaining term to maturity	15 years	17 years	18 years
Warrants | Grant December 2016
Share-Based Payments
Per warrant average grant date fair value	kr 20.91	kr 20.91	kr 20.91
Number of warrants outstanding	712,332	712,332	712,332
Average exercise price per warrant	kr 1	kr 1	kr 1
Remaining term to maturity	16 years	17 years	18 years
Warrants | Grant April 2017
Share-Based Payments
Per warrant average grant date fair value	kr 24.05	kr 24.05	kr 24.05
Number of warrants outstanding	13,896	13,896	13,896
Average exercise price per warrant	kr 1	kr 1	kr 1
Remaining term to maturity	16 years	17 years	18 years
Warrants | Grant September 2017
Share-Based Payments
Per warrant average grant date fair value	kr 28.71	kr 28.71	kr 28.71
Number of warrants outstanding	617,184	617,184	617,184
Average exercise price per warrant	kr 1	kr 1	kr 1
Remaining term to maturity	16 years	17 years	18 years
Warrants | Grant December 2017
Share-Based Payments
Per warrant average grant date fair value	kr 28.71	kr 28.71	kr 28.71
Number of warrants outstanding	127,044	138,384	138,384
Average exercise price per warrant	kr 1	kr 1	kr 1
Remaining term to maturity	16 years	17 years	18 years
Warrants | Granted during 2018
Share-Based Payments
Per warrant average grant date fair value	kr 37.05	kr 37.05	kr 37.05
Number of warrants outstanding	181,836	192,528	192,528
Average exercise price per warrant	kr 1	kr 1	kr 1
Remaining term to maturity	16 years	17 years	18 years
Warrants | Grant January 2019
Share-Based Payments
Per warrant average grant date fair value		kr 37.05
Number of warrants outstanding		45,216
Average exercise price per warrant		kr 1
Remaining term to maturity		17 years
Warrants | Grant February 2019
Share-Based Payments
Per warrant average grant date fair value	kr 42.57	kr 42.57
Number of warrants outstanding	7,956	7,956
Average exercise price per warrant	kr 1	kr 1
Remaining term to maturity	16 years	17 years
Warrants | Grant September 2019
Share-Based Payments
Per warrant average grant date fair value	kr 56.35	kr 56.35
Number of warrants outstanding	54,000	54,000
Average exercise price per warrant	kr 1	kr 1
Remaining term to maturity	16 years	17 years
Warrants | Grant October 2019
Share-Based Payments
Per warrant average grant date fair value	kr 56.97	kr 56.97
Number of warrants outstanding	150,660	150,660
Average exercise price per warrant	kr 1	kr 1
Remaining term to maturity	16 years	17 years
Warrants | Grant December 2020
Share-Based Payments
Per warrant average grant date fair value	kr 56.75
Number of warrants outstanding	363,168
Average exercise price per warrant	kr 1
Remaining term to maturity	11 years